Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
(a)Equity-method investments
The Company provides administrative and development services to its equity-method investees and is reimbursed for incurred costs. To that effect, during 2022, the Company charged its equity-method investees $63,861 (2021 - $25,778). Additionally, Liberty Development JV Inc., an equity-method investee (note 8(c)) provides development services to the Company on specified projects, for which it earns a development fee upon reaching certain milestones. During the year, the development fees charged to the Company were $12,628 (2021 - $2,036).
Investment and acquisition transactions with equity-method investments are described in note 8(c). In addition, during 2021, the Company paid $1,500 to Abengoa S.A. (“Abengoa”) to purchase all of Abengoa's interests in the AAGES, AAGES Development Canada Inc., and AAGES Development Spain, S.A. joint ventures. The assets acquired for AAGES Development Spain S.A. included project development assets for $2,662 and working capital of $1,507. The loan at that date between the Company and AAGES Development Spain S.A. of $3,089 was treated as additional consideration paid to acquire the partnership.
In 2020, the Company issued a promissory note of $30,493 payable to Altavista Solar Subco, LLC, an equity investee of the Company at the time. The note was repaid in full during the second quarter of 2021. During the fourth quarter of 2021, the Company issued a promissory note of $25,808 payable to New Market Solar Investco, LLC, an equity investee of the Company (note 12(k)).
(b)Non-controlling interest and redeemable non-controlling interest held by related party
Non-controlling interest and redeemable non-controlling interest held by related party are described in note 17.
(c)     Transactions with Atlantica
During 2021, the Company sold Colombian solar assets to Atlantica for consideration of $23,863, with a gain on sale of $878, and contingent consideration of $2,600. The contingency was resolved in 2022 and, as a result, an additional gain of $1,200 was recognized.
The above related party transactions have been recorded at the exchange amounts agreed to by the parties to the transactions.